Fees Summary	Mar. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,900,100.00
Total Offset Amount	2,807,796.96
Net Fee	92,303.04
Narrative - Max Aggregate Offering Price	$ 21,000,000,000.00
Final Prospectus	true